Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000026775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Fund for U.S. Government Securities II
C000026776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000026777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000026779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000026780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000026773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000199834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000026769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000026770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000026775
Average Annual Return [Line Items]
Average Annual Return, Percent	0.58%	(1.14%)	0.45%
Without Sales Load [Member] | C000026776
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%	3.19%	4.48%
Without Sales Load [Member] | C000026777
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	2.92%	4.22%
Without Sales Load [Member] | C000026779
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%	4.48%	9.37%
Without Sales Load [Member] | C000026780
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%	4.21%	9.09%
Without Sales Load [Member] | C000026773
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%	5.32%	5.30%
Without Sales Load [Member] | C000199834
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%	5.07%	5.14%
Without Sales Load [Member] | C000026769
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%	1.30%	2.26%
Without Sales Load [Member] | C000026770
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	1.04%	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.54%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.54%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.52%	13.10%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.52%	13.10%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	0.62%	(0.63%)	0.85%
FEDERATED INDEX: Blended Index: 67% Bloomberg US Mortgage Backed Securities Index; 33% Bloomberg US Government Bo
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	1.01%	(0.69%)	0.90%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Variable Underlying High Yield Funds Average
Average Annual Return, Percent	7.58%	3.76%	4.48%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Variable Underlying High Yield Funds Average
Average Annual Return, Percent	7.58%	3.76%	4.48%
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Mid-Cap Growth Funds Average
Average Annual Return, Percent	16.68%	9.05%	10.14%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%	11.54%
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Mid-Cap Growth Funds Average
Average Annual Return, Percent	16.68%	9.05%	10.14%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%	11.54%
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.46%	3.55%	4.43%
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Tactical Allocation Funds Average
Average Annual Return, Percent	10.72%	4.81%	4.90%
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.46%	3.55%	4.43%
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Tactical Allocation Funds Average
Average Annual Return, Percent	10.72%	4.81%	4.90%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	4.01%	1.39%	2.44%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	4.01%	1.39%	2.44%